Income taxes - Unrecognized deferred tax assets (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	$ 150,144,726	$ 121,058,480
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	137,626,777	112,996,570
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	177,577	354,182
Scientific Research & Experimental Development
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	$ 12,340,372	$ 7,707,728